UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/03

Check here if Amendment [ x]; Amendment Number: 1
   This Amendment (Check only one.):            [x] is a restatement
                                                [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Holland Capital Management, LP
Address: One N. Wacker Drive, Suite 700
         Chicago, IL 60606


Form 13F File Number:  28-04636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Susan Chamberlain
Title: CCO
Phone: 312-553-4830

Signature, Place, and Date of Signing:

    /s/Susan Chamberlain                    Chicago, IL                05/03/05
         [Signature]                         [City, State]              [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number               Name

        28-
        [Repeat as necessary.]

SEC13F.LNS                 HOLLAND CAPITAL MANAGEMENT

                             FORM 13F SUMMARY PAGE
                              AS OF DATE: 09/30/03
                         RUN DATE: 05/26/05  4:46 P.M.


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   66

FORM 13F INFORMATION TABLE VALUE TOTAL:   $1,153,530
                                            (thousands)


LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME


PORTVUE-SEC13F.LNP                                   HOLLAND CAPITAL MANAGEMENT                                            PAGE 1
RUN DATE: 05/26/05  4:46 P.M.
                                                     FORM 13F INFORMATION TABLE
                                                         AS OF DATE: 09/30/03

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------

ADOBE SYS INC COM              COM              00724F101    16573   841500 SH       SOLE                    0         0     841500
AFLAC INC COM                  COM              001055102    12607   390325 SH       SOLE                    0         0     390325
ALLERGAN INC                   COM              018490102    17756   225525 SH       SOLE                    0         0     225525
AMERICAN INTL GROUP INC        COM              026874107    37023   641650 SH       SOLE                    0         0     641650
AOL TIME WARNER                COM              00184A105    12142   803550 SH       SOLE                    0         0     803550
AT&T CORP COM NEW              COM              001957505    13863   643300 SH       SOLE                    0         0     643300
AUTOMATIC DATA PROCESSING      COM              053015103    13810   385205 SH       SOLE                    0         0     385205
AUTOZONE INC COM               COM              053332102    13615   152075 SH       SOLE                    0         0     152075
BIOGEN INC COM                 COM              090597105    15487   406275 SH       SOLE                    0         0     406275
BP PLC ADR                     COM              055622104     7921   188150 SH       SOLE                    0         0     188150
BURLINGTON NORTHN SANTA FE COM COM              12189T104    12750   441650 SH       SOLE                    0         0     441650
BURLINGTON RESOURCES INC       COM              122014103    11680   484650 SH       SOLE                    0         0     484650
C D W CORPORATION              COM              12512N105    32066   556700 SH       SOLE                    0         0     556700
CARDINAL HEALTH INC COM        COM              14149Y108    22504   385409 SH       SOLE                    0         0     385409
CARNIVAL CORP                  COM              143658300    11802   358825 SH       SOLE                    0         0     358825
CENDANT CORP COM               COM              151313103    13903   743850 SH       SOLE                    0         0     743850
CISCO SYS INC                  COM              17275R102     3697   188723 SH       SOLE                    0         0     188723
CITIGROUP INC.                 COM              172967101    39493   867797 SH       SOLE                    0         0     867797
CITRIX SYS INC COM             COM              177376100    28695  1296675 SH       SOLE                    0         0    1296675
COGNOS INC COM                 COM              19244C109    17316   558225 SH       SOLE                    0         0     558225
COMCAST CORP NEW COM CL A      COM              20030N101    11754   381375 SH       SOLE                    0         0     381375
COUNTRYWIDE CREDIT INDS        COM              222372104    12975   663000 SH       SOLE                    0         0     663000
EXXON CORPORATION              COM              30231G102    25743   703365 SH       SOLE                    0         0     703365
FANNIE MAE                     COM              313586109    31308   445985 SH       SOLE                    0         0     445985
FIRST HEALTH GROUP CORP COM    COM              320960107    11747   447325 SH       SOLE                    0         0     447325
GENERAL ELEC CO                COM              369604103    40342  1353314 SH       SOLE                    0         0    1353314
GOLDMAN SACHS GROUP INC COM    COM              38141G104    12088   144075 SH       SOLE                    0         0     144075
H & R BLOCK INC COM            COM              093671105    17160   397675 SH       SOLE                    0         0     397675
I B M                          COM              459200101    10613   120149 SH       SOLE                    0         0     120149
IMPERIAL OIL LTD COM NEW       COM              453038408    17390   467350 SH       SOLE                    0         0     467350
INGERSOLL-RAND COMPANY LTD CL  COM              G4776G101     8194   153325 SH       SOLE                    0         0     153325
INTEL CORP                     COM              458140100    24532   891429 SH       SOLE                    0         0     891429
INTERNATIONAL SPEEDWAY CORP CL COM              460335201    18659   425125 SH       SOLE                    0         0     425125
JOHNSON & JOHNSON              COM              478160104    18044   364388 SH       SOLE                    0         0     364388
LAUDER ESTEE COS INC CL A      COM              518439104    21690   636075 SH       SOLE                    0         0     636075
LEXMARK INTL GROUP INC CL A    COM              529771107    15050   238855 SH       SOLE                    0         0     238855
LIBERTY MEDIA CORP NEW COM SER COM              530718105    14719  1476300 SH       SOLE                    0         0    1476300
LILLY, ELI AND COMPANY         COM              532457108    11510   193763 SH       SOLE                    0         0     193763
LINEAR TECHNOLOGY CORP COM     COM              535678106    24633   685588 SH       SOLE                    0         0     685588
MBIA INC                       COM              55262C100    23237   422724 SH       SOLE                    0         0     422724
MBNA CORP COM                  COM              55262L100    11988   525769 SH       SOLE                    0         0     525769
MEDTRONIC INC                  COM              585055106    20046   427247 SH       SOLE                    0         0     427247
MGIC INVT CORP WIS COM         COM              552848103    13494   259150 SH       SOLE                    0         0     259150
MICROSOFT CORP                 COM              594918104    57132  2055094 SH       SOLE                    0         0    2055094
NEWELL RUBBERMAID INC COM      COM              651229106     7206   332525 SH       SOLE                    0         0     332525
NIKE INC CLASS B               COM              654106103    14063   231225 SH       SOLE                    0         0     231225
NOKIA CORP SPONSORED ADR       COM              654902204     8882   569350 SH       SOLE                    0         0     569350
NORTH FORK BANCORP INC N Y COM COM              659424105    12549   541688 SH       SOLE                    0         0     541688
NORTHERN TRUST CORP            COM              665859104    23504   554994 SH       SOLE                    0         0     554994
OMNICOM GROUP                  COM              681919106    13264   184600 SH       SOLE                    0         0     184600
PFIZER INC                     COM              717081103    47688  1569723 SH       SOLE                    0         0    1569723





PORTVUE-SEC13F.LNP                                   HOLLAND CAPITAL MANAGEMENT                                            PAGE 2
RUN DATE: 05/26/05  4:46 P.M.
                                                     FORM 13F INFORMATION TABLE
                                                        AS OF DATE: 09/30/03

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------
PROCTER & GAMBLE COMPANY       COM              742718109     2413    52000 SH       SOLE                    0         0      52000
SCHERING PLOUGH CORP           COM              806605101    11503   754800 SH       SOLE                    0         0     754800
SYMANTEC CORP COM              COM              871503108    22365  1415700 SH       SOLE                    0         0    1415700
SYNOVUS FINL CORP COM          COM              87161C105    17678   707400 SH       SOLE                    0         0     707400
TARGET CORP COM                COM              87612E106    13204   350889 SH       SOLE                    0         0     350889
TOTAL SYS SVCS INC COM         COM              891906109      264    10000 SH       SOLE                    0         0      10000
VERIZON COMMUNICATIONS COM     COM              92343V104    10048   309750 SH       SOLE                    0         0     309750
WAL MART STORES INC            COM              931142103    13206   236448 SH       SOLE                    0         0     236448
WALGREEN COMPANY               COM              931422109    20519   669674 SH       SOLE                    0         0     669674
WATERS CORP COM                COM              941848103    18230   664600 SH       SOLE                    0         0     664600
WATSON PHARMACEUTICALS INC COM COM              942683103    21705   520625 SH       SOLE                    0         0     520625
WELLS FARGO NEW                COM              949746101    11091   215350 SH       SOLE                    0         0     215350
WILLIS GROUP HLDGS LTD SHS     COM              G96655108    10556   343300 SH       SOLE                    0         0     343300
XTO ENERGY INC COM             COM              98385X106    11935   947668 SH       SOLE                    0         0     947668
ZEBRA TECHNOLOGIES CORP CL A   COM              989207105    12906   376052 SH       SOLE                    0         0     376052

     LINE COUNT: 66